Liquidity and Going Concern Considerations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jan. 31, 2024
Liquidity and Going Concern Considerations [Line Items]
Revenue decreased	$ 4,659,063	$ 10,814,656
Net loss	(5,780,054)	(2,118,349)	$ 2,161,400
Operating activities	(7,942,004)	910,251	$ 31,893
Accumulated deficit	(14,835,585)	(9,006,610)
Cash on hand	6,552,708	20,347,501
Working capital	1,238,096
Deferred revenue	3,988,699	4,435,393
Short-term loan	33,717
Long-term loans	3,207,237	$ 2,094,610
IPO [Member]
Liquidity and Going Concern Considerations [Line Items]
Cash on hand	6,552,708
Minimum [Member]
Liquidity and Going Concern Considerations [Line Items]
Revenue decreased	4,659,063
Maximum [Member]
Liquidity and Going Concern Considerations [Line Items]
Revenue decreased	$ 6,155,593
Forecast [Member]
Liquidity and Going Concern Considerations [Line Items]
Cash on hand				$ 1,900,000